Lease - Future lease payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lease
2026	¥ 22,704
2027	15,215
2028	765
Total future lease payments	38,684
Less: imputed interest	(1,710)
Total lease liabilities	¥ 36,974	¥ 19,100